Borrowings, Details of Borrowings (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of detailed information about borrowings [abstract]
Current borrowings	$ 3,702	$ 71,184
Non-current liabilities	4,842,178	1,490,352
Borrowings	4,845,880	1,561,536
Unamortized prepaid facility arrangement fees and original issue discounts, current	(46,645)	(12,604)
Unamortized prepaid facility arrangement fees and original issue discounts, noncurrent	(104,388)	(21,048)
Unamortized prepaid facility arrangement fees and original issue discounts	(151,033)	(33,652)
Bank Loan Secured [Member]
Disclosure of detailed information about borrowings [abstract]
Current borrowings	50,347	83,788
Non-current liabilities	4,946,566	1,511,400
Borrowings	$ 4,996,913	$ 1,595,188	$ 1,787,250